ORDINARY SHARES	12 Months Ended
Sep. 30, 2024
ORDINARY SHARES
ORDINARY SHARES

NOTE 7. ORDINARY SHARES

The Company is authorized to issue up to 250,000,000 ordinary shares with a stated par value of $0.0001 per share.

On November 22, 2019, the Company issued 300,000 restricted shares to Winfield, Yongbiao Ding, the CFO of the Company, at $0.10 per share pursuant to a private placement agreement.

On December 19, 2019, the Company issued 102,642 restricted shares to an arm’s length investor at $0.10 per share pursuant to a private placement agreement.

On April 13, 2020, the Company issued 1,000,000 restricted shares to Ford Moore, a director of the Company at $0.05 per share pursuant to a private placement agreement.

On August 27, 2020 and September 16, 2020, the Company issued a total of 1,078,445 restricted shares to Ruby Hui, over 5% shareholder of the Company at $0.05 per share pursuant to three private placement agreements.

On October 28, 2020, the Company issued a total of 800,000 restricted shares to Ruby Hui, over 5% shareholder of the Company at $0.05 per share pursuant to a private placement agreement.

On February 23, 2021, the Company issued 100,000 shares at a price of $0.12 per share to Winfield, Yongbiao Ding, the CFO of the Company for net proceeds of $12,000.

On March 29, 2021, the Company issued 400,000 restricted shares to an arm’s length investor at $0.12 per share pursuant to a private placement agreement.

On March 30, 2021, the Company issued 100,000 restricted shares to an arm’s length investor at $0.12 per share pursuant to a private placement agreement.

On April 9, 2021, the Company issued 644,995 restricted shares to an arm’s length investor at $0.12 per share pursuant to a private placement agreement.

On April 12, 2021, the Company issued a total of 395,000 restricted shares to two arm’s length investors at $0.12 per share pursuant to a private placement agreement.

On April 30, 2021, the Company issued 100,000 restricted shares to an arm’s length investor at $0.12 per share pursuant to a private placement agreement.

On April 25, 2023, the Company issued 300,000 restricted shares as a compensation for financial consulting services.

On May 19, 2023, the Company issued a total of 699,734 restricted shares to several arm’s length investors at $0.3 per share pursuant to a private placement agreement.

On April 1, 2024, the Company issued 500,000 restricted shares to Ford Moore, a director of the Company, at $0.15 per share pursuant to his rights to exercise options.

On April 1, 2024, the Company issued 300,000 restricted shares to Dave Milroy, a director of the Company, at $0.15 per share pursuant to his rights to exercise options.

On April 29, 2024, the Company issued 70,000 restricted shares as compensation for consulting services.

On May 24, 2024, the Company issued 300,000 restricted shares to Winfield, Yongbiao Ding, the CFO of the Company, at $0.20 per share pursuant to his rights to exercise options.

On May 28, 2024, the Company issued a total of 70,000 restricted shares to several arm’s length investors at $0.30 per share pursuant to a private placement agreement.

As of September 30, 2024 and 2023, there were 111,785,005 and 110,545,005 shares issued and outstanding respectively.